Share Based Compensation - Summary of Assumptions Used To Value The Share Options (Detail) - Binomial Tree Option Pricing Model [Member] - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Fair value of ordinary shares (US$)		$ 4.78	$ 2.78
Risk-free interest rate (%) Minimum	0.93%	0.66%	0.88%
Risk-free interest rate (%) Maximum	1.71%	0.88%	2.00%
Expected volatility (%) Minimum		47.00%	47.00%
Expected volatility (%) Maximum	48.00%	48.00%	48.00%
Expected dividend yield	0.00%	0.00%	0.00%
Life of option	10 years	10 years	10 years
Exercise multiple	$ 2.5	$ 2.5	$ 2.5
Post-vesting forfeiture rate	0.00%	0.00%	0.00%
Maximum [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Fair value of ordinary shares (US$)	$ 15.78
Minimum [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Fair value of ordinary shares (US$)	$ 4.78